REVENUE, OTHER INCOME AND GAINS - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Licensing of intellectual property	$ 12,181	$ 0
Collaboration revenue	78,481	36,280
Other revenue	3,329	56
Total revenue	$ 93,991	$ 36,336